Basis of presentation	12 Months Ended
Dec. 31, 2022
Basis of presentation
Basis of presentation

2. Basis of presentation

These consolidated financial statements of TF Precious Metals and its subsidiaries have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS”) under the historical cost convention, as modified by certain financial assets. Certain comparative figures have been reclassified to conform to current year presentation. These consolidated financial statements were authorized for issuance by the Board of Directors of TF Precious Metals on February 21, 2023.